Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory [Line Items]
Total	$ 2,111	$ 957
Lubricants [Member]
Inventory [Line Items]
Total	516	414
Bunkers [Member]
Inventory [Line Items]
Total	$ 1,595	$ 543